Financial Instruments - Pre Tax Gains losses on Consolidated Statements of Operation (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ 132	$ (113)	$ 29	$ (242)
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	(24)	(3)	(49)	(1)
Sales Revenue, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(14)	7	(27)	19
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(2)	1	(2)	2
Gains/(losses) on hedged items	2	(1)	2	(2)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)	(2)	(4)	(7)	(9)
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(53)	(2)	(177)	48
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	28	(21)		(33)
Not Designated as Hedges
Non Designated as Hedges, Foreign exchange contracts	$ 102	$ (9)	$ 106	$ (40)